Network, Operation and Support Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Network, Operation and Support Expenses
7.	NETWORK, OPERATION AND SUPPORT EXPENSES

	Note	2016	2017	2018
Repairs and maintenance		11,150	10,531	11,102
Power and water charges		13,898	14,853	14,481
Operating lease and other services charges for network, premises, equipment and facilities		9,779	10,724	11,445
Operating lease and other service charges from China Tower Corporation Limited (“Tower Company”)	44.2	14,887	16,524	15,982
Others		1,453	1,875	2,067

		51,167	54,507	55,077